Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bird Rides [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 11 – Commitments and Contingencies
Operating Leases
As of March 31, 2022, the Company had operating lease agreements for its facilities in various locations throughout the United States, as well as around the world, which expire at various dates through 2026. The terms of the lease agreements provide for fixed rental payments on a gradually increasing basis over the term of the lease. The Company did not enter into any material new leases during the three months ending March 31, 2022.
Purchase Commitments
The Company has commitments related to vehicles, software, hosting services, and other items in the ordinary course of business with varying expirations through 2025. These amounts are determined based on the non-cancelable
quantities or termination amounts to which the Company is contractually obligated.
As of March 31, 2022, the Company has commitments to purchase inventory and vehicles of $9.1 million through July 2022.
Notes Payable
The Company has commitments related to the Vehicle Financing Facility. As of March 31, 2022, the Company has future minimum payments of $68.6 million due in the next 12 months.
Litigation and Indemnifications
The Company is from time to time involved in legal proceedings, claims, and regulatory matters, indirect tax examinations or government inquiries and investigations that may arise in the ordinary course of business.

Certain of these matters include speculative claims for substantial or indeterminate amounts of damages. The Company records a liability when the Company believes that it is both probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.
The Company reviews the developments in contingencies that could affect the amount of the provisions that have been previously recorded. The Company adjusts provisions and changes to disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. Significant judgment is required to determine both the probability and the estimated amount of loss.
The Company is not a party to any outstanding material litigation and management is not currently aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations other than certain consolidated proceedings alleging that individuals who previously provided services as mechanics and chargers were misclassified as independent contractors in violation of the California Labor Code and wage laws. We are also subject to, and defending, proceedings alleging that individuals who previously provided services as Fleet Managers were misclassified as independent contractors in violation of the California Labor Code and wage laws. We intend to vigorously defend these claims. Accordingly, we are not able to estimate the loss or range of loss. Further, the outcome of legal proceedings, claims, and regulatory matters, indirect tax examinations and governmental inquiries and investigations are inherently uncertain. Therefore, if one or more of these matters were resolved against the Company for amounts in excess of management’s expectations, the Company’s financial condition and results of operations, including in a reporting period in which any such outcome becomes probable and estimable, could be materially adversely affected.

Note 14 — Commitments and Contingencies
Operating Leases
As of December 31, 2021, the Company had operating lease agreements for its facilities in various locations throughout the United States, as well as around the world, which expire at various dates through 2026. The terms of the lease agreements provide for fixed rental payments on a gradually increasing basis over the term of the lease. Lease terms for the Company’s operating leases are between one month and five years.
Future minimum lease payments under the Company’s operating lease agreements with initial or remaining noncancelable lease terms in excess of one year as of December 31, 2021 were as follows (in thousands):

Year Ended December 31,	Amount
2022	$4,410
2023	1,954
2024	94
2025	84
2026	84
Thereafter	—

Total future lease payments	$6,626

The table above does not reflect the Company’s option to exercise early termination rights or the payment of related early termination fees. Lease incentives reduce lease payments in the table above in the period in which they are expected to be received.
Rent
expense was
 $8.0 million and $12.4 million for the years ended December 31, 2021 and 2020, respectively.
Purchase Commitments
The Company has purchase commitments related to vehicles, software, hosting services, and other items in the ordinary course of business with varying expirations through 2025. These amounts are determined based
on

the non-cancelable quantities or termination amounts to which the Company is contractually obligated. As of December 31, 2021, the Company has commitments to purchase inventory and vehicles of
 $21.4 million through May 2022.
The Company incurred
 $11.4 million and $5.6
million of software and hosting services during the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, the Company has commitments to purchase software and hosting services as follows (in millions):

Year Ended December 31,	Amount
2022	$12,206
2023	12,951
2024	12,358
2025	12,718

Total	$50,233

Notes Payable
The Company has commitments related to the Vehicle Financing Facility. As of December 31, 2021, the Company has future minimum payments of $49.1 million due in the next 12 months.

Litigation and Indemnification
The Company is from time to time involved in legal proceedings, claims, and regulatory matters, indirect tax examinations or government inquiries and investigations that may arise in the ordinary course of business. Certain of these matters include speculative claims for substantial or indeterminate amounts of damages. The Company records a liability when the Company believes that it is both probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.
The Company reviews the developments in contingencies that could affect the amount of the provisions that have been previously recorded. The Company adjusts provisions and changes to disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. Significant judgment is required to determine both the probability and the estimated amount of loss.
The Company is not a party to any outstanding material litigation and management is not currently aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations other than certain consolidated proceedings alleging that individuals who previously provided services as mechanics and chargers were misclassified as independent contractors in violation of the California Labor Code and wage laws. We are also subject to, and defending, proceedings alleging that individuals who previously provided services as Fleet Managers were misclassified as independent contractors in violation of the California Labor Code and wage laws. We intend to vigorously defend these claims. Accordingly, we are not able to estimate the loss or range of loss. Further, the outcome of legal proceedings, claims, and regulatory matters, indirect tax examinations and governmental inquiries and investigations are inherently uncertain. Therefore, if one or more of these matters were resolved against the Company for amounts in excess of management’s expectations, the Company’s financial condition and results of operations, including in a reporting period in which any such outcome becomes probable and estimable, could be materially adversely affected.